Guarantees and Product Warranties (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013
Guarantees and Product Warranties (Textuals)
Carrying value of the bonds		$ 11,900	$ 11,900
Maximum future payment obligations		111,101	87,104
Standby letters of credit		27,985	26,035
Liability associated with Standby letters of credit		0	0
Changes in warranty liability balance
Balance at January 1		83,199	81,751
Current period accruals	[1]	81,316	58,736
Current period settlements		(51,167)	(57,288)
Balance at December 31		$ 113,348	$ 83,199

[1]	Includes the impact of foreign exchange rate fluctuations.